Subsequent events (Details) - Termination of PharmaEngine collaboration agreement $ in Millions	1 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Period to find new collaboration partner	6 months
Onerous contracts contingent liability
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities	$ 7.5
Upfront payment	2.5
Milestone payment	5.0
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Onerous contracts provision	$ 5.0